Income Taxes	6 Months Ended
Jun. 30, 2017
Income Taxes
Income Taxes

8. Income Taxes

        The Company is registered in the Cayman Islands and mainly operates in two taxable jurisdictions—the PRC and Hong Kong.

        The Group's income before income taxes is as follows:

	Six Months Ended June 30,
	2016	2017
	(In thousands, except percentage)
Income before income tax expenses	$33,925	$147,441
Loss from non-China operations	$(14,620)	$(23,737)
Income from China operations	$48,545	$171,178
Income tax expense applicable to China operations	$2,344	$27,679
Effective tax rate for China operations	4.8%	16.2%

        The Company generated the majority of its operating income from PRC operations and has recorded income tax provision for the periods presented. Stock-based compensation was recorded in the Company's loss from non-China operations.

Cayman Islands

        Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is required.

China

        Effective January 1, 2008, the Enterprise Income Tax Law (the "EIT Law") in China unifies the enterprise income tax rate for the entities incorporated in China at 25%, unless they are eligible for preferential tax treatment. On February 22, 2008, relevant governmental regulatory authorities released the qualification criteria, application procedures and assessment processes for "software enterprise," which can enjoy an income tax exemption for two years beginning with its first profitable year and a 50% tax reduction, at a rate of 12.5% for the subsequent three years. The Group's WFOE qualifies as a software enterprise and, thus, enjoyed an income tax exemption in 2015 and 2016, as the WFOE was profitable in both years. The tax status of the Group's WFOE changed from being fully tax exempted to being subject to 50% of the enterprise income tax rate, which is 12.5%, in 2017.

        The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose "de facto management body" is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the "de facto management body" as "the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located." Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should Weibo be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

        The EIT Law also imposes a withholding income tax rate of 10% on dividends distributed by a WFOE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company's jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a WFOE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the WFOE). The State Administration of Taxation further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to "conduit" or shell companies without business substance and that a beneficial ownership analysis will be used based on a "substance-over-form" principle to determine whether or not to grant the tax treaty benefits.

        The operations of the Group's WFOE in China is invested and held by Weibo HK. If the Company is regarded as a non-resident enterprise and Weibo HK is regarded as a resident enterprise, then Weibo HK may be required to pay a 10% withholding tax on any dividends payable to the Company. If Weibo HK is regarded as a non-resident enterprise, then Weibo Technology may be required to pay a 5% withholding tax for any dividends payable to Weibo HK. However, it is still unclear at this stage whether Circular 601 applies to dividends from Weibo Technology paid to Weibo HK. If Weibo HK were not considered as "beneficial owners" of any dividends from Weibo Technology, the dividends payable to Weibo HK would be subject to a withholding tax of 10%. In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to Weibo Corporation and are subject to the withholding taxes. The current policy approved by the Company's board of directors allows the Group to distribute PRC earnings offshore only if the Group does not have to pay a dividend tax. As of December 31, 2016 and June 30, 2017, the Group did not record any withholding tax for its PRC subsidiaries.